QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, shares in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Revenues	$ 2,870,000,000	$ 2,535,000,000	$ 2,156,000,000	$ 2,622,000,000	$ 2,701,000,000	$ 2,481,000,000	$ 2,367,000,000	$ 2,682,000,000
Quarterly Financial Data, Expenses And Other Income	2,365,000,000	1,553,000,000	2,268,000,000	2,167,000,000	2,269,000,000	2,211,000,000	1,971,000,000	2,076,000,000
Quarterly Financial Data, Net Income (Loss)	409,000,000	719,000,000	27,000,000	364,000,000	388,000,000	282,000,000	320,000,000	458,000,000
Earnings	$ 379,000,000	$ 622,000,000	$ 16,000,000	$ 353,000,000	$ 369,000,000	$ 248,000,000	$ 295,000,000	$ 437,000,000	$ 1,370,000,000	$ 1,349,000,000	$ 1,161,000,000
Quarterly Financial Data, Net Income Per Share, Basic (in dollars per share)	$ 1.63	$ 2.87	$ 0.11	$ 1.46	$ 1.56	$ 1.14	$ 1.29	$ 1.85
Basic earnings per common share (in dollars per share)	$ 1.51	$ 2.48	$ 0.06	$ 1.41	$ 1.48	$ 1.00	$ 1.19	$ 1.76	$ 5.48	$ 5.43	$ 4.72
Weighted-average number of shares outstanding, basic	250,600	250,400	250,100	249,700	248,700	248,400	248,100	247,700	250,217	248,249	245,891
Quarterly Financial Data, Net Income Per Share, Diluted (in dollars per share)	$ 1.62	$ 2.85	$ 0.11	$ 1.45	$ 1.54	$ 1.12	$ 1.27	$ 1.83
Diluted earnings per common share (in dollars per share)	$ 1.51	$ 2.46	$ 0.06	$ 1.40	$ 1.47	$ 0.99	$ 1.17	$ 1.74	$ 5.46	$ 5.37	$ 4.63
Weighted-average number of shares outstanding, diluted	251,600	252,400	252,000	251,500	251,500	251,000	251,500	251,200	251,155	250,923	250,655
Parent Company [Member]
Selected Quarterly Financial Information [Line Items]
Earnings									$ 1,370,000,000	$ 1,349,000,000	$ 1,161,000,000
Basic earnings per common share (in dollars per share)									$ 5.48	$ 5.43	$ 4.72
Weighted-average number of shares outstanding, basic									250,217	248,249	245,891
Diluted earnings per common share (in dollars per share)									$ 5.46	$ 5.37	$ 4.63
Weighted-average number of shares outstanding, diluted									251,155	250,923	250,655
San Diego Gas and Electric Company [Member]
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Revenues	$ 1,061,000,000	$ 1,209,000,000	$ 992,000,000	$ 991,000,000	$ 1,051,000,000	$ 1,230,000,000	$ 972,000,000	$ 966,000,000
Quarterly Financial Data, Operating Expenses	800,000,000	886,000,000	822,000,000	755,000,000	802,000,000	930,000,000	745,000,000	684,000,000
Quarterly Financial Data, Operating Income	261,000,000	323,000,000	170,000,000	236,000,000	249,000,000	300,000,000	227,000,000	282,000,000
Quarterly Financial Data, Net Income (Loss)	147,000,000	194,000,000	87,000,000	137,000,000	143,000,000	182,000,000	130,000,000	151,000,000
Quarterly Financial Data, (Earnings) Losses Attributable To Noncontrolling Interests	(4,000,000)	11,000,000	(13,000,000)	1,000,000	(1,000,000)	12,000,000	4,000,000	4,000,000
Earnings									$ 570,000,000	$ 587,000,000	$ 507,000,000
Quarterly Financial Data, Earnings Attributable To Common Shares	151,000,000	183,000,000	100,000,000	136,000,000	144,000,000	170,000,000	126,000,000	147,000,000
Southern California Gas Company [Member]
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Revenues	1,135,000,000	686,000,000	617,000,000	1,033,000,000	1,041,000,000	620,000,000	780,000,000	1,048,000,000
Quarterly Financial Data, Operating Expenses	899,000,000	648,000,000	628,000,000	739,000,000	834,000,000	633,000,000	686,000,000	728,000,000
Quarterly Financial Data, Operating Income	236,000,000	38,000,000	(11,000,000)	294,000,000	207,000,000	(13,000,000)	94,000,000	320,000,000
Quarterly Financial Data, Net Income (Loss)	151,000,000	0	0	199,000,000	143,000,000	(8,000,000)	71,000,000	214,000,000
Earnings									$ 350,000,000	$ 420,000,000	$ 333,000,000
Quarterly Financial Data, Dividends On Preferred Stock	0	0	1,000,000	0	0	0	1,000,000	0
Quarterly Financial Data, Earnings Attributable To Common Shares	$ 151,000,000	$ 0	$ (1,000,000)	$ 199,000,000	$ 143,000,000	$ (8,000,000)	$ 70,000,000	$ 214,000,000